Subsequent Events (Details Narrative) - USD ($)												5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 10, 2023	Jul. 13, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Nov. 16, 2022
Subsequent Event [Line Items]
Sale of IPO Units												$ 115,000,000	$ 98,062,139
Sale of IPO Units, shares													9,604,519
Business combination redeem													100.00%	100.00%
Shares price													$ 10.00	$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares price	$ 10.00
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value			$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.0001	$ 0.0001
Sale of IPO Units			$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297		$ 85,297
Sale of IPO Units, shares			1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481
Business combination redeem													100.00%	100.00%	100.00%
Common Class A [Member] | Share Holders [Member]
Subsequent Event [Line Items]
Sale of IPO Units														$ 98,062,139
Sale of IPO Units, shares														9,604,519
Shares price													$ 10.21	$ 10.21
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares par value		$ 0.045				$ 0.045	$ 0.045	$ 0.045
Sale of IPO Units		$ 85,297				$ 85,297	$ 85,297	$ 85,297
Sale of IPO Units, shares		1,895,481				1,895,481	1,895,481	1,895,481
Business combination redeem	100.00%
Common Class A [Member] | Subsequent Event [Member] | Share Holders [Member]
Subsequent Event [Line Items]
Sale of IPO Units	$ 7,430,111.55
Sale of IPO Units, shares	678,549
Shares price	$ 10.95